INVESTMENTS IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE (Tables)	9 Months Ended
Sep. 30, 2024
Investments, All Other Investments [Abstract]
SCHEDULE OF INVESTMENT IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE

The following table provides a detailed breakdown of short-term investments (in thousands) as reported in the Condensed Consolidated Statements of Balance Sheets:

Description	Cost or Amortized Cost December 31, 2023	Cost or Amortized Cost September 30, 2024	Estimated Fair Value December 31, 2023	Deposit / (Withdraw)	Dividends, Interest & Income	Gross Unrealized Gains / (Losses)	Estimated Fair Value September 30, 2024
Cash Investments	6,531	28	6,531	(6,728)	225	-	28
Fixed Income	7,274	9,187	7,597	1,446	144	95	9,282
Investment Certificate	94	56	94	(38)	-	-	56
Total	13,899	9,271	14,222	(5,320)	369	95	9,366